Other reserves and retained earnings (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Reserves And Retained Earnings [Abstract]
Summary of other reserves and retained earnings

	2020 US$m	2019 US$m	2018 US$m
Capital redemption reserve(a)
At 1 January	51	47	38
Own shares purchased and cancelled	—	4	9
At 31 December	51	51	47
Cash flow hedge reserve
At 1 January	160	195	32
Adjustment for transition to new accounting pronouncements(b)	—	—	(4)
Cash flow hedge gains	24	12	156
Cash flow hedge (gains)/losses transferred to the income statement	(63)	(41)	40
Tax on the above	3	(6)	(54)
Transfers and other movements	—	—	25
At 31 December	124	160	195
Available for sale revaluation reserves
At 1 January	—	—	20
Adjustment for transition to new accounting pronouncements(b)	—	—	(20)
Gains on available for sale securities	—	—	—
Losses on available for sale securities transferred to the income statement	—	—	—
Tax on the above	—	—	—
Transfers and other movements	—	—	—
At 31 December	—	—	—
Fair value through other comprehensive income reserve
At 1 January	(11)	(6)	—
Adjustment for transition to new accounting pronouncements(b)	—	—	8
Losses on equity investments	9	(5)	(11)
Transfers to retained earnings	—	—	(3)
At 31 December	(2)	(11)	(6)
Cost of hedging reserve
At 1 January	(10)	(13)	—
Adjustment for transition to new accounting pronouncements(b)	—	—	26
Cost of hedging deferred to reserves during the year	7	3	(36)
Transfer of cost of hedging to the income statement	—	—	(3)
At 31 December	(3)	(10)	(13)
Other reserves(c)
At 1 January	11,643	11,650	11,714
Own shares purchased from Rio Tinto Limited shareholders to satisfy share options	(76)	(63)	(114)
Employee share options: value of services	60	52	52
Deferred tax on share options	1	4	(2)
At 31 December	11,628	11,643	11,650
Foreign currency translation reserve(d)
At 1 January	(2,656)	(3,212)	480
Parent and subsidiaries' currency translation and exchange adjustments	2,814	331	(3,658)
Equity accounted units currency translation adjustments	4	10	(48)
Currency translation reclassified on disposal	—	215	14
At 31 December	162	(2,656)	(3,212)

Total other reserves per balance sheet	11,960	9,177	8,661
28 Other reserves and retained earnings continued

	2020 US$m	2019 US$m	2018 US$m
Retained earnings(e)
At 1 January	23,387	27,025	23,761
Adjustment for transition to new accounting pronouncements(b)	—	(113)	(179)
Parent and subsidiaries' profit for the year	9,456	7,709	13,125
Equity accounted units' profit after tax for the year	313	301	513
Actuarial (losses)/gains(f)	(482)	(259)	894
Tax relating to components of other comprehensive income	116	81	(269)
Total comprehensive income for the year	9,403	7,832	14,263
Share buy-back programme	(1)	(1,135)	(5,423)
Dividends paid	(6,132)	(10,334)	(5,356)
Change in equity interest held by Rio Tinto	84	85	60
Own shares purchased/treasury shares reissued for share options and other movements	(31)	(43)	(140)
Employee share options and other IFRS 2 charges taken to the income statement	82	70	61
Transfer from FVOCI reserve	—	—	3
Transfers and other movements	—	—	(25)
At 31 December	26,792	23,387	27,025
(a)The capital redemption reserve was set up to comply with section 733 of the UK Companies Act 2006 (previously section 170 of the UK Companies Act 1985) when shares of a company are redeemed or purchased wholly out of the company’s profits. Balances reflect the amount by which the company’s issued share capital is diminished in accordance with this section.
(b)The impact of the transition to new accounting pronouncements; IFRS 16 “Leases” and IFRIC 23 "Uncertainty over income tax treatments" on 1 January 2019 and IFRS 9 “Financial Instruments” and IFRS 15 "Revenue from Contracts with Customers" on 1 January 2018.
(c)Other reserves includes US$11,936 million which represents the difference between the nominal value and issue price of the shares issued arising from Rio Tinto plc’s rights issue completed in July 2009. No share premium was recorded in the Rio Tinto plc financial statements through the operation of the merger relief provisions of the UK Companies Act 1985.
Other reserves also include the cumulative amount recognised under IFRS 2 in respect of options granted but not exercised to acquire shares in Rio Tinto Limited, less, where applicable, the cost of shares purchased to satisfy share options exercised. The cumulative amount recognised under IFRS 2 in respect of options granted but not exercised to acquire shares in Rio Tinto plc is recorded in retained earnings.
(d)Exchange differences arising on the translation of the Group’s net investment in foreign controlled companies are taken to the foreign currency translation reserve, as described in note 1(d). The cumulative differences relating to an investment are transferred to the income statement when the investment is disposed of.
(e)Retained earnings and movements in reserves of subsidiaries include those arising from the Group’s share of joint operations.
(f)There were US$11 million actuarial losses relating to equity accounted units in 2020 (31 December 2019: US$7 million; 31 December 2018: US$nil).